POST-EMPLOYMENT BENEFIT - Summary of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	R$ 157	R$ 219	R$ 487
Interest income	(57,337)	(56,119)	(52,490)
Actuarial (gain) loss arising from financial assumptions	(62,807)	88,709	183,156
Actuarial loss (gain) arising from experience adjustment	62,889	(14,319)	(77,112)
Actuarial gains arising from demographic assumptions	(22,116)
Employer contributions	(103)	(303)	(217)
Net defined benefit liability	617,314	575,508	669,285
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,097,982	1,161,693	1,249,156
Current service cost	157	219	487
Interest income	107,057	98,343	88,299
Actuarial (gain) loss arising from financial assumptions	62,807	(88,709)	(183,159)
Actuarial loss (gain) arising from experience adjustment	(62,889)	14,319	77,111
Cost of past services		319
Early settlement in the plan		(3,081)
Actuarial gains arising from demographic assumptions	22,116
Benefit payments	(85,389)	(85,121)	(70,201)
Ending balance	1,141,841	1,097,982	1,161,693
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(522,474)	(492,408)	(520,608)
Interest income	(49,720)	(42,224)	(35,809)
Early settlement in the plan
Return on investments in the year (excluding interest income)	2,443	11,405	(24,143)
Early settlement in the plan		3,698
Employer contributions	(40,278)	(87,945)	(30,336)
Benefit payments	85,502	85,000	70,202
Ending balance	R$ (524,527)	R$ (522,474)	R$ (492,408)